PREPAID EXPENSES AND DEPOSITS - (Disclosure of prepaid expenses and deposits) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Prepaid Expenses And Deposits [Abstract]
Prepaid expenses	$ 115,372	$ 156,509
Deposits	34,756	0
Prepaid expenses and deposits, total	$ 150,128	$ 156,509